NET LOSS PER SHARE - EPS computation (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 05, 2024	Jul. 12, 2024	Jul. 11, 2024
NET LOSS PER SHARE
Net loss	$ (6,169)	$ (204)	$ (18,103)	$ (17,197)	$ (20,823)	$ (13,036)
Reduction of the original issue price of NCNV preferred share value from $1,000 to $600 per share		43,656		43,656	43,656
Cumulative preferred stock dividends		(82)		(247)	(309)	(330)
Net loss available to common shareholders used in basic earnings per share	(6,169)	43,370	(18,103)	26,212	22,524	(19,269)
Add back cumulative preferred stock dividends		82		247	309
Net income (loss) available to common shareholders used in diluted earnings per share	$ (6,169)	$ 43,452	$ (18,103)	$ 26,459	$ 23,748	$ (19,269)
Weighted average number of common shares used in basic earnings per share	24,020,175	183,917	23,283,602	177,381	1,728,127	170,212
Adjustments to weighted average shares for shares used in diluted earnings per share:
Weighted average number of common shares for assumed options exercised		905,552		834,178	2,823,613
Weighted average number of common shares for assumed conversion of Series A shares		5,185,210		5,185,210	17,401,910
Weighted average number of common shares used in diluted earnings per share	24,020,175	6,274,679	23,283,602	6,196,769	23,127,693	170,212
Net (loss) income per common share - basic	$ (0.26)	$ 235.81	$ (0.78)	$ 147.77	$ 13.03	$ (113.21)
Net (loss) income per common share - diluted	$ (0.26)	$ 6.92	$ (0.78)	$ 4.27	$ 1.03	$ (113.21)
NCNV Preferred Stock
Adjustments to weighted average shares for shares used in diluted earnings per share:
Issue price per share							$ 1,000	$ 600	$ 1,000